Right-of-use assets and lease liabilities - Additional information (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Leases [Abstract]
Operating Lease, Right-of-Use Asset, Decrease	€ (25.3)
Operating Lease, Liability, Decrease	€ (33.1)